Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with Related Parties
Total deposits with related parties	$ 14,251,646	$ 8,942,886
Amount paid to CFSG	$ 48,780	$ 57,209